Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

Note 7. INTANGIBLE ASSETS, NET

The Company holds CCRAs held by Series MRCS, which were acquired through the issuance of equity as part of the Business Combination in 2022 and additional acquisitions of additional CCRAs throughout 2022 and 2023. These assets are held at cost and treated as a finite intangible asset with a useful life of eight years.

Intangible assets, net consists of the following:

(in thousands)	September 30, 2023	December 31, 2022
Intangible assets, gross	$3,872,256	$3,630,823
Accumulated amortization	(618,549)	(267,667)
Net	$3,253,707	$3,363,156

During the nine months ended September 30, 2023, the Company purchased $286.9 million of CCRAs included in Intangible Assets, net, of which $285.5 million was through the Hazel transaction (See Note 4, Asset Acquisitions), $0.8 million was through a Class A Common Stock issuance in July 2023 and $0.6 million was paid in cash.

For the three and nine months ended September 30, 2023 and 2022, claims amortization expense was $121.0 million and $355.5 million, respectively, and $111.9 million and $153.6 million, respectively.

Future amortization for CCRAs, for the remainder of 2023 and thereafter is expected to be as follows:

(in thousands)	CCRAs Amortization
2023	121,008
2024	483,959
2025	483,907
2026	483,907
2027	483,907
Thereafter	1,197,019
Total	$3,253,707

There were no impairment indicators in the nine months ended September 30, 2023 and 2022 related to the intangible assets. The Company monitors intangible assets for potential impairment indicators, including, but not limited to, assumptions regarding the amount and timing of future collections derived from its CCRAs. The Company continues to pursue recoveries from various parties under rights held through its CCRAs; however, extended delays may result in future impairment of the Company’s intangible assets.

The following table presents the changes in the Company’s intangibles assets for nine months ended September 30, 2023:

(in thousands)	Intangible Assets
Balance as of December 31, 2022	$3,363,156
Acquisitions of CCRAs	286,929
Amortization expense	(355,481)
Sale of CCRAs	(40,897)
Total	$3,253,707

Note 7. INTANGIBLE ASSETS, NET

During the year ended December 31, 2022, the Company acquired CCRAs held by Series MRCS and consolidated CCRAs held by the Series. The assets were acquired through the issuance of equity as part of the Business Combination. The assets are held at cost and treated as a finite intangible asset with a useful life of 8 years.

Intangible assets, net consists of the following:

(in thousands)	December 31, 2022	December 31, 2021
Intangible assets, gross	$3,630,823	$84,955
Accumulated amortization	(267,667)	(737)
Net	$3,363,156	$84,218

During the year ended December 31, 2022, in addition to the CCRAs acquired as part of the Business Combination the Company purchased $64.8 million of CCRAs included in Intangible assets, net, of which $2.7 million was paid in cash, $11.0 million was paid through Class A Common Stock issuance and $51.2 million is recorded within Other Current Liabilities in the consolidated balance sheet as of December 31, 2022 and will be paid through the issuance of Class A Common Stock. The payment is due in the second quarter of 2023. For the CCRAs acquired through equity issuance, the Company is required to provide additional shares or cash if the value of the shares provided is not equal to $10.0 million or greater within 1 year of issuance. As such, the Company recorded a liability of $8.7 million within Other current liabilities in the consolidate balance sheet for the difference between $10.0 million and the fair value of the shares as of December 31, 2022.

For the years ended December 31, 2022, 2021, and 2020, Claims amortization expense was $266.9 million, $164 thousand, and $125 thousand, respectively.

Future amortization for CCRAs is expected to be as follows:

(in thousands)	CCRAs Amortization
2023	$453,853
2024	453,853
2025	453,780
2026	453,728
2027	453,728
Thereafter	1,094,214
Total	$3,363,156